Property and Equipment, Net (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation	$ 726	$ 809	$ 3,630	$ 2,511
Construction in progress	$ 13,400		$ 8,200	$ 2,000